FINANCING RECEIVABLE - Nonaccrual financing receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual financing receivable	$ 8,450	$ 9,843
Used car financing
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual financing receivable	8,445	9,838
Other financing
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual financing receivable	$ 5	$ 5